Quarterly Holdings Report
for
Fidelity Advisor® Value Fund
January 31, 2025
FAV-NPRT1-0425
1.813029.120
Common Stocks - 99.5%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.5%
Consumer Discretionary - 0.5%
Automobile Components - 0.5%
Aptiv PLC	31,421	1,961,299
BELGIUM - 0.6%
Health Care - 0.1%
Biotechnology - 0.1%
Galapagos NV (b)	31,298	719,460
Materials - 0.5%
Chemicals - 0.5%
Syensqo SA	21,220	1,684,043
TOTAL BELGIUM		2,403,503
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Gerdau SA	200,200	589,907
CANADA - 5.4%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Gildan Activewear Inc	40,722	2,100,054
Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Canadian Natural Resources Ltd	52,796	1,603,842
Cenovus Energy Inc	125,985	1,822,138
Imperial Oil Ltd (c)	26,020	1,730,728
Imperial Oil Ltd (United States)	5,300	353,192
MEG Energy Corp	33,900	555,844
Secure Waste Infrastructure Corp	178,530	1,845,062
South Bow Corp	35,950	860,317
		8,771,123
Financials - 0.4%
Capital Markets - 0.2%
Onex Corp Subordinate Voting Shares	9,740	747,045
Financial Services - 0.2%
ECN Capital Corp	412,188	893,379
TOTAL FINANCIALS		1,640,424

Industrials - 0.9%
Ground Transportation - 0.3%
TFI International Inc	9,229	1,216,309
Machinery - 0.6%
ATS Corp (b)	34,200	925,037
NFI Group Inc (b)	130,410	1,078,562
		2,003,599
TOTAL INDUSTRIALS		3,219,908

Materials - 1.1%
Chemicals - 0.5%
Methanex Corp (United States)	38,967	2,034,077
Metals & Mining - 0.2%
Algoma Steel Group Inc (United States)	78,380	639,581
Paper & Forest Products - 0.4%
Interfor Corp (b)	137,079	1,603,429
TOTAL MATERIALS		4,277,087

TOTAL CANADA		20,008,596
FRANCE - 0.6%
Communication Services - 0.1%
Entertainment - 0.1%
Ubisoft Entertainment SA (b)	34,320	395,997
Energy - 0.5%
Energy Equipment & Services - 0.5%
Vallourec SACA (b)	106,228	2,026,595
TOTAL FRANCE		2,422,592
GERMANY - 1.2%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (b)	6,350	785,939
Industrials - 0.7%
Air Freight & Logistics - 0.1%
Deutsche Post AG	15,191	546,919
Electrical Equipment - 0.6%
Siemens Energy AG (b)	36,576	2,176,172
TOTAL INDUSTRIALS		2,723,091

Materials - 0.3%
Chemicals - 0.3%
LANXESS AG	37,962	1,034,166
TOTAL GERMANY		4,543,196
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd (b)	141,530	450,064
HONG KONG - 0.2%
Financials - 0.2%
Insurance - 0.2%
Prudential PLC	98,177	817,023
INDIA - 0.5%
Industrials - 0.5%
Professional Services - 0.5%
WNS Holdings Ltd ADR	30,537	1,870,391
ISRAEL - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Industries Ltd ADR (b)	66,762	1,183,690
MEXICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Grupo Televisa SAB ADR	403,909	775,505
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TGS ASA	74,770	755,713
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	87,000	1,456,047
PUERTO RICO - 0.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (b)	63,350	388,335
Financials - 0.6%
Banks - 0.6%
Popular Inc	21,540	2,217,328
TOTAL PUERTO RICO		2,605,663
SPAIN - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (d)(e)	40,260	1,348,436
SWEDEN - 0.4%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Autoliv Inc	13,890	1,342,607
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG	41,000	1,455,877
UNITED KINGDOM - 1.4%
Communication Services - 0.4%
Media - 0.4%
WPP PLC	145,711	1,385,152
Consumer Staples - 0.1%
Food Products - 0.1%
Nomad Foods Ltd	32,010	571,699
Financials - 0.5%
Banks - 0.3%
Barclays PLC	288,783	1,058,389
Capital Markets - 0.2%
Petershill Partners PLC (d)(e)	196,194	672,616
TOTAL FINANCIALS		1,731,005

Utilities - 0.4%
Electric Utilities - 0.4%
SSE PLC	71,363	1,437,646
TOTAL UNITED KINGDOM		5,125,502
UNITED STATES - 85.2%
Communication Services - 1.4%
Interactive Media & Services - 0.5%
ZoomInfo Technologies Inc (b)	185,993	1,913,868
Media - 0.9%
EchoStar Corp (f)	26,012	719,492
Nexstar Media Group Inc	9,306	1,425,865
Thryv Holdings Inc (b)	68,351	1,196,826
		3,342,183
TOTAL COMMUNICATION SERVICES		5,256,051

Consumer Discretionary - 7.6%
Automobile Components - 0.0%
Patrick Industries Inc	1,675	162,710
Automobiles - 0.0%
Harley-Davidson Inc	3,085	83,480
Distributors - 0.3%
LKQ Corp	31,938	1,194,162
Hotels, Restaurants & Leisure - 0.5%
Hilton Grand Vacations Inc (b)(c)	48,645	2,004,174
Household Durables - 1.9%
Lennar Corp Class A	5,880	771,691
Millrose Properties Inc (g)(h)	2,165	46,548
Mohawk Industries Inc (b)	15,207	1,859,816
Newell Brands Inc	98,240	978,470
Tempur Sealy International Inc	33,038	2,086,019
TopBuild Corp (b)	2,010	688,787
Worthington Enterprises Inc	12,710	532,549
		6,963,880
Leisure Products - 0.6%
BRP Inc Subordinate Voting Shares	27,506	1,315,352
Topgolf Callaway Brands Corp (b)	99,991	785,929
		2,101,281
Specialty Retail - 2.9%
Academy Sports & Outdoors Inc	17,089	893,925
Camping World Holdings Inc Class A	59,202	1,366,974
Gap Inc/The	45,007	1,083,318
Lithia Motors Inc Class A	6,797	2,556,352
Penske Automotive Group Inc	11,000	1,821,930
Signet Jewelers Ltd (c)	20,133	1,192,478
Upbound Group Inc	66,105	1,939,521
		10,854,498
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd (b)	55,977	1,387,110
PVH Corp	22,580	2,023,168
Samsonite International SA (d)(e)	595,560	1,727,391
		5,137,669
TOTAL CONSUMER DISCRETIONARY		28,501,854

Consumer Staples - 5.9%
Beverages - 0.9%
Constellation Brands Inc Class A	1,130	204,304
Keurig Dr Pepper Inc	61,820	1,984,422
Primo Brands Corp Class A	37,740	1,221,644
		3,410,370
Consumer Staples Distribution & Retail - 1.6%
Albertsons Cos Inc	96,640	1,937,632
Dollar Tree Inc (b)	30,981	2,272,456
Grocery Outlet Holding Corp (b)(c)	68,060	1,101,891
Performance Food Group Co (b)	5,960	538,248
		5,850,227
Food Products - 2.6%
Bunge Global SA	24,542	1,868,382
Darling Ingredients Inc (b)	53,192	1,992,572
Ingredion Inc	8,650	1,180,206
JM Smucker Co	13,166	1,407,314
Lamb Weston Holdings Inc	32,011	1,918,739
TreeHouse Foods Inc (b)	33,130	1,143,648
		9,510,861
Personal Care Products - 0.5%
Kenvue Inc	90,413	1,924,893
Tobacco - 0.3%
Philip Morris International Inc	10,953	1,426,081
TOTAL CONSUMER STAPLES		22,122,432

Energy - 6.1%
Energy Equipment & Services - 1.9%
Expro Group Holdings NV (b)	113,318	1,431,206
Kodiak Gas Services Inc	43,440	2,032,124
Liberty Energy Inc Class A	29,581	541,628
Tenaris SA	66,780	1,262,089
Tidewater Inc (b)	12,748	702,542
Valaris Ltd (b)	19,432	931,570
Weatherford International PLC	3,555	223,787
		7,124,946
Oil, Gas & Consumable Fuels - 4.2%
Antero Resources Corp (b)	63,980	2,387,734
Cheniere Energy Inc	12,210	2,730,767
Core Natural Resources Inc	18,697	1,689,087
Delek US Holdings Inc	54,369	971,030
Diamondback Energy Inc	5,695	936,030
Energy Transfer LP	86,348	1,768,407
Phillips 66	13,322	1,570,264
Range Resources Corp	21,895	810,991
Targa Resources Corp	13,919	2,739,259
		15,603,569
TOTAL ENERGY		22,728,515

Financials - 14.2%
Banks - 2.0%
East West Bancorp Inc	20,188	2,078,758
First Citizens BancShares Inc/NC Class A	1,147	2,528,779
First Citizens BancShares Inc/NC Class B	210	375,732
KeyCorp	105,320	1,893,654
Webster Financial Corp	8,790	529,510
		7,406,433
Capital Markets - 2.8%
Ameriprise Financial Inc	2,315	1,257,878
BGC Group Inc Class A	205,670	1,962,092
Carlyle Group Inc/The	42,482	2,385,790
LPL Financial Holdings Inc	5,686	2,086,137
Raymond James Financial Inc	11,963	2,015,526
State Street Corp	6,020	611,752
		10,319,175
Consumer Finance - 1.9%
Ally Financial Inc	34,026	1,325,993
OneMain Holdings Inc	48,347	2,685,192
PROG Holdings Inc	25,462	1,088,500
SLM Corp	68,071	1,899,862
		6,999,547
Financial Services - 3.8%
Apollo Global Management Inc	11,633	1,989,010
Essent Group Ltd	28,299	1,648,417
Global Payments Inc	26,971	3,043,677
NCR Atleos Corp (b)	58,665	1,869,067
PennyMac Financial Services Inc	18,210	1,906,405
Rocket Cos Inc Class A (b)(c)	19,900	250,740
Voya Financial Inc	14,950	1,061,301
WEX Inc (b)	13,715	2,522,051
		14,290,668
Insurance - 3.7%
Ambac Financial Group Inc (b)	60,958	708,942
American Financial Group Inc/OH	13,958	1,906,104
Assurant Inc	9,240	1,988,356
Hartford Financial Services Group Inc/The	16,877	1,882,629
Primerica Inc	5,420	1,572,721
Reinsurance Group of America Inc	12,514	2,851,441
Stewart Information Services Corp	14,390	938,084
The Travelers Companies, Inc.	7,829	1,919,514
		13,767,791
TOTAL FINANCIALS		52,783,614

Health Care - 11.0%
Biotechnology - 0.3%
Alnylam Pharmaceuticals Inc (b)	316	85,734
BioMarin Pharmaceutical Inc (b)	819	51,892
Exact Sciences Corp (b)	5,551	311,134
Legend Biotech Corp ADR (b)	1,854	70,637
Moderna Inc (b)	20,410	804,562
Roivant Sciences Ltd (b)	6,857	76,318
		1,400,277
Health Care Equipment & Supplies - 2.9%
Align Technology Inc (b)	1,286	281,775
Baxter International Inc	7,429	241,888
Cooper Cos Inc/The (b)	4,759	459,481
Envista Holdings Corp (b)	1,281	26,286
GE HealthCare Technologies Inc	7,053	622,780
Globus Medical Inc Class A (b)	968	89,753
Hologic Inc (b)	3,126	225,510
Lantheus Holdings Inc (b)	22,939	2,122,087
Masimo Corp (b)	1,502	261,693
QuidelOrtho Corp (b)	37,487	1,629,185
ResMed Inc	231	54,558
Solventum Corp	13,522	1,001,439
STERIS PLC	1,867	411,954
Teleflex Inc	6,178	1,113,523
Zimmer Biomet Holdings Inc	21,454	2,348,784
		10,890,696
Health Care Providers & Services - 4.8%
Acadia Healthcare Co Inc (b)	66,851	3,015,649
AdaptHealth Corp (b)	173,377	1,875,939
BrightSpring Health Services Inc (b)	72,810	1,718,316
Cencora Inc	2,285	580,870
Centene Corp (b)	24,426	1,563,997
Chemed Corp	745	418,690
CVS Health Corp	38,045	2,148,782
Encompass Health Corp	3,682	365,512
Henry Schein Inc (b)	24,437	1,954,960
Humana Inc	1,694	496,732
Labcorp Holdings Inc	587	146,632
Molina Healthcare Inc (b)	8,599	2,669,216
PACS Group Inc	36,170	525,550
Tenet Healthcare Corp (b)	1,698	239,231
		17,720,076
Life Sciences Tools & Services - 1.4%
Agilent Technologies Inc	5,723	867,149
Avantor Inc (b)(c)	16,703	372,143
Bio-Rad Laboratories Inc Class A (b)	165	59,545
Bruker Corp	526	30,587
Charles River Laboratories International Inc (b)	257	42,343
Fortrea Holdings Inc (b)(c)	89,390	1,502,647
ICON PLC (b)	4,510	897,851
Illumina Inc (b)	972	129,023
IQVIA Holdings Inc (b)	3,389	682,409
Mettler-Toledo International Inc (b)	114	155,546
Revvity Inc	1,759	221,863
West Pharmaceutical Services Inc	819	279,729
		5,240,835
Pharmaceuticals - 1.6%
Elanco Animal Health Inc (b)	7,286	87,651
Jazz Pharmaceuticals PLC (b)	10,187	1,266,957
Pacira BioSciences Inc (b)	2,423	63,797
Perrigo Co PLC	91,067	2,268,479
Royalty Pharma PLC Class A	6,328	199,838
Viatris Inc	171,842	1,938,378
		5,825,100
TOTAL HEALTH CARE		41,076,984

Industrials - 18.4%
Aerospace & Defense - 0.0%
Huntington Ingalls Industries Inc	1,570	309,698
Air Freight & Logistics - 1.0%
FedEx Corp	6,230	1,650,140
GXO Logistics Inc (b)	43,660	1,984,347
		3,634,487
Building Products - 1.8%
AZZ Inc	7,392	634,160
Builders FirstSource Inc (b)	16,546	2,767,815
Masterbrand Inc (b)	31,990	554,066
Tecnoglass Inc	18,984	1,442,784
UFP Industries Inc	12,318	1,424,577
		6,823,402
Commercial Services & Supplies - 2.6%
Brink's Co/The	18,134	1,692,446
Driven Brands Holdings Inc (b)(c)	120,390	1,987,640
GEO Group Inc/The (b)	56,330	1,774,958
HNI Corp	30,208	1,505,869
MillerKnoll Inc	55,760	1,251,254
Vestis Corp	99,092	1,385,306
		9,597,473
Construction & Engineering - 1.0%
Centuri Holdings Inc (c)	87,430	1,947,940
Fluor Corp (b)	20,579	992,114
WillScot Holdings Corp (b)	25,740	953,924
		3,893,978
Electrical Equipment - 1.0%
Acuity Brands Inc	3,638	1,209,235
GrafTech International Ltd (b)	178,065	267,097
Regal Rexnord Corp	13,379	2,123,649
		3,599,981
Ground Transportation - 1.4%
Ryder System Inc	12,643	2,015,421
U-Haul Holding Co Class N	27,897	1,806,052
XPO Inc (b)	10,014	1,338,571
		5,160,044
Machinery - 4.5%
Allison Transmission Holdings Inc	24,216	2,846,349
Atmus Filtration Technologies Inc	24,320	1,017,062
Chart Industries Inc (b)	9,145	1,934,991
CNH Industrial NV Class A	159,283	2,051,565
Gates Industrial Corp PLC (b)	95,840	1,982,930
Oshkosh Corp	17,535	2,041,074
PACCAR Inc	10,891	1,207,594
Terex Corp	37,818	1,818,668
Timken Co/The	24,316	1,951,845
		16,852,078
Professional Services - 2.9%
Amentum Holdings Inc	74,950	1,571,702
Clarivate PLC (b)(c)	164,487	891,519
Concentrix Corp (c)	33,581	1,755,615
Dun & Bradstreet Holdings Inc	129,316	1,590,587
First Advantage Corp (b)(c)	81,104	1,531,244
Genpact Ltd	30,880	1,503,547
Maximus Inc	3,990	300,406
SS&C Technologies Holdings Inc	20,160	1,631,952
		10,776,572
Trading Companies & Distributors - 2.2%
Boise Cascade Co	9,090	1,146,794
GMS Inc (b)	17,939	1,512,975
Herc Holdings Inc	8,428	1,718,975
McGrath RentCorp	10,870	1,333,423
Wesco International Inc	12,554	2,322,490
		8,034,657
TOTAL INDUSTRIALS		68,682,370

Information Technology - 3.8%
Electronic Equipment, Instruments & Components - 1.5%
Arrow Electronics Inc (b)	18,580	2,165,499
Crane NXT Co	27,300	1,746,381
Jabil Inc	7,302	1,185,918
		5,097,798
IT Services - 0.3%
ASGN Inc (b)	14,740	1,300,215
Semiconductors & Semiconductor Equipment - 1.3%
First Solar Inc (b)	13,240	2,217,965
ON Semiconductor Corp (b)	49,850	2,609,149
		4,827,114
Software - 0.4%
NCR Voyix Corp (b)	128,075	1,574,042
Technology Hardware, Storage & Peripherals - 0.3%
Western Digital Corp (b)	19,340	1,259,614
TOTAL INFORMATION TECHNOLOGY		14,058,783

Materials - 6.6%
Chemicals - 2.5%
Air Products and Chemicals Inc	1,100	368,786
Avient Corp	6,800	291,720
Celanese Corp	5,106	362,730
Chemours Co/The	88,854	1,687,337
Corteva Inc	27,345	1,784,809
Minerals Technologies Inc	13,580	1,041,450
Mosaic Co/The	18,530	516,802
Olin Corp	34,646	1,014,781
Tronox Holdings PLC	62,809	645,048
Westlake Corp	15,700	1,794,040
		9,507,503
Construction Materials - 0.4%
GCC SAB de CV	53,708	499,084
Martin Marietta Materials Inc	1,687	917,930
Titan Cement International SA (Greece)	4,030	191,059
		1,608,073
Containers & Packaging - 2.0%
International Paper Co	48,863	2,718,249
O-I Glass Inc (b)	143,891	1,718,058
Smurfit WestRock PLC	54,695	2,903,758
		7,340,065
Metals & Mining - 1.5%
Constellium SE (b)	192,099	1,907,543
Radius Recycling Inc Class A	35,614	427,724
Reliance Inc	7,780	2,252,311
Steel Dynamics Inc	6,512	834,838
		5,422,416
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp	5,363	627,309
TOTAL MATERIALS		24,505,366

Real Estate - 4.8%
Health Care REITs - 1.7%
American Healthcare REIT Inc (c)	64,600	1,827,534
Ventas Inc	45,527	2,750,742
Welltower Inc	13,175	1,798,124
		6,376,400
Industrial REITs - 0.8%
EastGroup Properties Inc	11,687	1,982,349
Prologis Inc	9,918	1,182,721
		3,165,070
Real Estate Management & Development - 0.9%
Compass Inc Class A (b)	284,340	2,061,465
Newmark Group Inc Class A	84,470	1,193,561
		3,255,026
Residential REITs - 0.7%
Sun Communities Inc	20,876	2,640,814
Specialized REITs - 0.7%
Lamar Advertising Co Class A	6,204	784,310
Outfront Media Inc	93,350	1,717,640
		2,501,950
TOTAL REAL ESTATE		17,939,260

Utilities - 5.4%
Electric Utilities - 3.5%
Constellation Energy Corp	5,844	1,753,083
Edison International	27,167	1,467,018
Eversource Energy	51,600	2,976,288
FirstEnergy Corp	64,251	2,557,190
PG&E Corp	249,953	3,911,765
		12,665,344
Gas Utilities - 0.6%
UGI Corp	77,700	2,387,721
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The	211,261	2,323,871
NextEra Energy Partners LP	24,380	256,965
		2,580,836
Multi-Utilities - 0.6%
Sempra	27,939	2,316,981
TOTAL UTILITIES		19,950,882

TOTAL UNITED STATES		317,606,111
ZAMBIA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
First Quantum Minerals Ltd (b)	184,392	2,307,834
TOTAL COMMON STOCKS (Cost $314,759,083)		371,029,556

U.S. Treasury Obligations - 0.1%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025	4.46	50,000	49,900
US Treasury Bills 0% 3/20/2025 (j)	4.26 to 4.29	180,000	179,049
US Treasury Bills 0% 3/27/2025 (j)	4.28	30,000	29,817
TOTAL U.S. TREASURY OBLIGATIONS (Cost $258,697)			258,766

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.37	2,771,640	2,772,194
Fidelity Securities Lending Cash Central Fund (k)(l)	4.37	11,759,639	11,760,815
TOTAL MONEY MARKET FUNDS (Cost $14,532,995)			14,533,009

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $329,550,775)	385,821,331
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(12,935,713)
NET ASSETS - 100.0%	372,885,618

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	6	Mar 2025	1,950,000	(28,441)	(28,441)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,748,443 or 1.0% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,748,443 or 1.0% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $719,492 or 0.2% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Level 3 security
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $124,315.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	729,376

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,080,273	25,676,718	27,984,797	46,189	-	-	2,772,194	2,771,640	0.0%
Fidelity Securities Lending Cash Central Fund	11,851,163	23,259,599	23,349,947	14,798	-	-	11,760,815	11,759,639	0.1%
Total	16,931,436	48,936,317	51,334,744	60,987	-	-	14,533,009	14,531,279

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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